Schedule of Investments (unaudited)	iShares® Global Consumer Discretionary ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.1%
Aristocrat Leisure Ltd.	35,122	$723,717
Lottery Corp. Ltd. (The)(a)	118,481	361,140
Wesfarmers Ltd.	60,356	1,882,339
		2,967,196
Brazil — 0.1%
Lojas Renner SA	52,702	204,264
Magazine Luiza SA(a)	152,185	78,951
		283,215
Canada — 1.3%
Canadian Tire Corp. Ltd., Class A, NVS	2,937	306,932
Dollarama Inc.	15,291	894,309
Gildan Activewear Inc.	9,544	261,368
Magna International Inc.	14,380	807,786
Restaurant Brands International Inc.	16,284	1,053,168
		3,323,563
Chile — 0.0%
Falabella SA	40,877	79,635

China — 8.0%
Alibaba Group Holding Ltd.(a)	845,800	9,280,886
ANTA Sports Products Ltd.	59,000	767,398
BYD Co. Ltd., Class H	47,000	1,153,097
JD.com Inc., Class A	126,000	3,517,494
Li Ning Co. Ltd.	126,000	1,083,474
Meituan, Class B(a)(b)	217,100	4,810,031
		20,612,380
Denmark — 0.1%
Pandora A/S	5,084	359,345

France — 6.7%
Accor SA(a)	8,961	223,555
Cie. Generale des Etablissements Michelin SCA	37,783	1,052,531
Hermes International	1,863	2,883,647
Kering SA	3,878	1,973,621
LVMH Moet Hennessy Louis Vuitton SE	13,982	10,174,594
Renault SA(a)	11,019	367,689
Sodexo SA	4,474	428,065
Valeo	12,267	219,185
		17,322,887
Germany — 2.9%
adidas AG	9,510	1,288,855
Bayerische Motoren Werke AG	16,984	1,503,678
Continental AG	5,749	342,724
Delivery Hero SE(a)(b)	10,415	499,813
Mercedes-Benz Group AG	41,773	2,731,740
Puma SE	5,459	329,960
Volkswagen AG	1,623	254,609
Zalando SE(a)(b)	11,922	419,711
		7,371,090
Ireland — 0.4%
Flutter Entertainment PLC, Class DI(a)	8,147	1,116,393

Italy — 1.4%
Ferrari NV	6,813	1,460,969
Moncler SpA	11,072	588,331
Stellantis NV	116,073	1,649,438
		3,698,738
Security	Shares	Value

Japan — 11.8%
Aisin Corp.	10,200	$270,453
Bandai Namco Holdings Inc.	11,800	739,617
Bridgestone Corp.	32,700	1,157,811
Denso Corp.	26,800	1,314,267
Fast Retailing Co. Ltd.	3,400	2,069,014
Honda Motor Co. Ltd.	90,643	2,067,477
Isuzu Motors Ltd.	33,100	383,724
Nissan Motor Co. Ltd.	125,800	393,681
Nitori Holdings Co. Ltd.	4,800	627,180
Oriental Land Co. Ltd./Japan	12,400	1,804,500
Pan Pacific International Holdings Corp.	28,400	527,505
Panasonic Holdings Corp.	124,100	1,038,595
Rakuten Group Inc.(a)	49,100	221,297
Sekisui House Ltd.	36,400	645,338
Shimano Inc.	4,500	711,085
Sony Group Corp.	67,400	5,137,334
Subaru Corp.	32,788	496,413
Sumitomo Electric Industries Ltd.	42,300	477,924
Suzuki Motor Corp.	26,100	835,913
Toyota Motor Corp.	671,200	9,156,875
Yamaha Motor Co. Ltd.	18,613	420,677
		30,496,680
Netherlands — 1.7%
Prosus NV	62,094	4,287,180

South Korea — 0.6%
Hyundai Motor Co.	7,507	898,452
Kia Corp.	14,241	670,046
		1,568,498
Spain — 0.6%
Industria de Diseno Textil SA	59,725	1,586,358

Sweden — 0.6%
Electrolux AB, Class B	12,752	172,291
Evolution AB(b)	10,191	992,648
H & M Hennes & Mauritz AB, Class B	38,099	410,571
		1,575,510
Switzerland — 1.6%
Cie. Financiere Richemont SA, Class A, Registered	27,889	3,616,086
Swatch Group AG (The), Bearer	1,540	437,700
Swatch Group AG (The), Registered	2,890	150,271
		4,204,057
United Kingdom — 2.5%
Barratt Developments PLC	53,459	255,336
Berkeley Group Holdings PLC	5,981	272,670
Burberry Group PLC	21,552	523,975
Compass Group PLC	95,613	2,207,897
Entain PLC	31,345	499,171
InterContinental Hotels Group PLC	9,992	573,329
Kingfisher PLC	104,029	295,570
Next PLC	6,881	482,156
Pearson PLC	40,274	454,767
Persimmon PLC	16,998	249,235
Taylor Wimpey PLC	199,834	244,736
Whitbread PLC	10,722	331,509
		6,390,351
United States — 57.4%
Advance Auto Parts Inc.	3,200	470,496
Amazon.com Inc.(a)	305,609	25,671,156
Aptiv PLC(a)	14,423	1,343,214

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
December 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
AutoZone Inc.(a)	1,016	$2,505,639
Bath & Body Works Inc.	12,157	512,296
Best Buy Co. Inc.	10,666	855,520
Booking Holdings Inc.(a)	2,072	4,175,660
BorgWarner Inc.	12,464	501,676
Caesars Entertainment Inc.(a)	11,422	475,155
CarMax Inc.(a)(c)	8,411	512,146
Carnival Corp.(a)	53,308	429,662
Chipotle Mexican Grill Inc.(a)	1,485	2,060,423
Darden Restaurants Inc.	6,611	914,500
Dollar General Corp.	12,063	2,970,514
Dollar Tree Inc.(a)	11,299	1,598,131
Domino’s Pizza Inc.	1,922	665,781
DR Horton Inc.	16,661	1,485,162
eBay Inc.	29,200	1,210,924
Etsy Inc.(a)	6,691	801,448
Expedia Group Inc.(a)	8,165	715,254
Ford Motor Co.	211,262	2,456,977
Garmin Ltd.	8,162	753,271
General Motors Co.	75,984	2,556,102
Genuine Parts Co.	7,504	1,302,019
Hasbro Inc.	6,911	421,640
Hilton Worldwide Holdings Inc.	14,498	1,831,967
Home Depot Inc. (The)	37,980	11,996,363
Las Vegas Sands Corp.(a)	17,491	840,792
Lennar Corp., Class A	13,713	1,241,026
LKQ Corp.	13,511	721,623
Lowe’s Companies Inc.	33,162	6,607,197
Marriott International Inc./MD, Class A	14,408	2,145,207
McDonald’s Corp.	39,131	10,312,192
MGM Resorts International	16,967	568,904
Mohawk Industries Inc.(a)	2,807	286,932
Newell Brands Inc., NVS	20,035	262,058
Nike Inc., Class B	67,302	7,875,007
Norwegian Cruise Line Holdings Ltd.(a)(c)	22,431	274,555
NVR Inc.(a)	160	738,013
O’Reilly Automotive Inc.(a)	3,348	2,825,812
Pool Corp.	2,122	641,544
PulteGroup Inc.	12,127	552,142
Ralph Lauren Corp.	2,187	231,100
Ross Stores Inc.	18,475	2,144,393
Royal Caribbean Cruises Ltd.(a)	11,682	577,441
Starbucks Corp.	61,329	6,083,837
Tapestry Inc.	12,827	488,452
Target Corp.	24,591	3,665,043
Tesla Inc.(a)	140,068	17,253,576
TJX Companies Inc. (The)	62,032	4,937,747
Tractor Supply Co.	5,880	1,322,824
Security	Shares	Value

United States (continued)
Ulta Beauty Inc.(a)	2,727	$1,279,154
VF Corp.	17,581	485,411
Whirlpool Corp.	2,900	410,234
Wynn Resorts Ltd.(a)	5,489	452,678
Yum! Brands Inc.	15,100	1,934,008
		148,351,998
Total Common Stocks — 98.8%
(Cost: $331,777,479)		255,595,074

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	3,162	266,845
Porsche Automobil Holding SE, Preference Shares, NVS	8,151	444,522
Volkswagen AG, Preference Shares, NVS	9,769	1,211,840
		1,923,207
South Korea — 0.1%
Hyundai Motor Co., Series 2, Preference Shares, NVS	2,042	119,511

Total Preferred Stocks — 0.8%
(Cost: $3,309,128)		2,042,718

Total Long-Term Investments — 99.6%
(Cost: $335,086,607)		257,637,792

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.53%(d)(e)(f)	801,562	801,803
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.12%(d)(e)	380,000	380,000

Total Short-Term Securities — 0.5%
(Cost: $1,181,622)		1,181,803

Total Investments — 100.1%
(Cost: $336,268,229)		258,819,595

Liabilities in Excess of Other Assets — (0.1)%		(204,060)

Net Assets — 100.0%		$258,615,535

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
December 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation(Depreciation)	Value at 12/31/22	Shares Held at 12/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,228,868	$—		$(1,422,223	)(a)	$(5,023)	$181	$801,803	801,562	$9,046	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	370,000	10,000	(a)	—		—	—	380,000	380,000	5,755		—
						$(5,023)	$181	$1,181,803		$14,801		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
TOPIX Index	1	03/09/23	$143	$(4,848)
E-MINI Consumer Discretionary Index	3	03/17/23	394	(26,964)
Euro STOXX 50 Index	8	03/17/23	324	(9,056)
				$(40,868)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
December 31, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$151,675,561	$103,919,513	$—	$255,595,074
Preferred Stocks	—	2,042,718	—	2,042,718
Money Market Funds	1,181,803	—	—	1,181,803
	$152,857,364	$105,962,231	$—	$258,819,595
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(26,964)	$(13,904)	$—	$(40,868)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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